Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)
(13)	Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)

Changes in AOCI, net of tax, by component consist of the following:

	Six months ended June 30, 2016
	Net unrealized gain (losses) on securities	OTTI gains (losses) in OCI	Total AOCI
Beginning balance	$5,000	—	5,000
OCI before reclassifications	17,538	—	17,538
Amounts reclassified from AOCI	(21)	—	(21)

Net OCI	17,517	—	17,517

Ending balance	$22,517	—	22,517

	Year ended December 31, 2015
	Net unrealized gain (losses) on securities	OTTI gains (losses) in OCI	Total AOCI
Beginning balance	$16,656	—	16,656
OCI before reclassifications	(11,163)	(117)	(11,280)
Amounts reclassified from AOCI	(493)	117	(376)

Net OCI	(11,656)	—	(11,656)

Ending balance	$5,000	—	5,000

Reclassifications from AOCI, net of tax, consist of the following:

	Amount reclassified from AOCI		Affected line item
	June 30,	June 30,	in the
AOCI	2016	2015	Statements of Operations
Net unrealized gain (loss) on securities:
Available-for-sale securities	$32	83	Realized investment gains, net
	(11)	(29)	Income tax (benefit) expense

Total amounts reclassed from AOCI	$21	54	Total net (loss) income

(19)	Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI)

Changes in AOCI, net of tax, by component consist of the following:

	Year ended December 31, 2015
	Net unrealized gain (losses) on securities	OTTI gains (losses) in OCI	Total AOCI
Beginning balance	$16,656	—	16,656
OCI before reclassifications	(11,163)	(117)	(11,280)
Amounts reclassified from AOCI	(493)	117	(376)

Net OCI	(11,656)	—	(11,656)

Ending balance	$5,000	—	5,000

	Year ended December 31, 2014
	Net unrealized gain (losses) on securities	OTTI gains (losses) in OCI	Total AOCI
Beginning balance	$10,347	—	10,347
OCI before reclassifications	6,280	74	6,354
Amounts reclassified from AOCI	29	(74)	(45)

Net OCI	6,309	—	6,309

Ending balance	$16,656	—	16,656

Reclassifications from AOCI, net of tax, consist of the following:

	Amount reclassified from AOCI		Affected line item
	December 31,		in the
AOCI	2015	2014	Statements of Operations
Net unrealized gain (loss) on securities:
Available-for-sale securities	$758	(44)	Realized investment gains, net
	265	(15)	Income tax (benefit) expense

	493	(29)	Net (loss) income

OTTI gains in OCI:
Other than temporary impairments	(180)	115	Realized investment gains, net
	(63)	41	Income tax (benefit) expense

	(117)	74	Net (loss) income

Total amounts reclassified from AOCI	$376	45	Total net (loss) income